Basis of preparation	3 Months Ended
Mar. 31, 2024
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed consolidated interim financial statements for the three months ended March 31, 2024 have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the IASB. They do not include all the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Nomad’s financial position and performance since the last annual consolidated financial statements. Therefore the unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2023, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on May 7, 2024.
The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2023, except for taxes on income. Taxes on income are provided for based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
The preparation of our consolidated interim financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as supply chain disruptions, high inflation and ongoing conflicts, including that between Ukraine and Russia. Actual results could differ from these estimates. The Directors, at the time of approving these interim financial statements, have a reasonable expectation that the Company has adequate resources to continue in operational existence for at least 12 months from the date of signing these interim financial statements given the cash funds available and the current forecast cash flows. In preparing cash flow forecasts, management considers severe but plausible downside scenarios taking into consideration the Company's key risks, including the current economic climate which may adversely impact the Company. Having considered these risks the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing these interim financial statements.